Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2020
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2020
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	300,357,149	27,617,370	83,819	-	3,977,675	-	332,036,013
Other current financial assets	707,749	2,614,678	29,977	-	-	-	-	3,352,404
Other current non-financial assets	1,117,707	15,358,682	2,189,622	293,128	-	842,434	-	19,801,573
Trade and other current receivables	1,663,044	544,736,403	7,713,459	773,733	-	-	-	554,886,639
Current accounts receivable from related parties	-	3,106,532	29,404,983	25,464,610	-	-	-	57,976,125
Inventories	48,280	17,978,682	4,042,276	1,234,785	-	6,006	-	23,310,029
Current tax assets	-	35,025,069	-	-	-	13,344	-	35,038,413
TOTAL CURRENT ASSETS	3,536,780	919,177,195	70,997,687	27,850,075	-	4,839,459	-	1,026,401,196

NON-CURRENT ASSETS
Other non-current financial assets	-	18,745,200	1,373,356	541,894	-	-	-	20,660,450
Other non-current non-financial assets	58,216	65,728,999	-	-	-	-	-	65,787,215
Trade and other non-current receivables	8,745,386	77,106,644	359,154,278	-	-	10,258	-	445,016,566
Non-current accounts receivable from related parties	-	-	48,358,915	-	-	-		48,358,915
Investments accounted for using the equity method	-	7,451,193	5,171,047	-	-	370,563	-	12,992,803
Intangible assets other than goodwill	-	115,140,459	49,736,710	-	-	237,352	-	165,114,521
Goodwill	-	887,257,655	28,447,714	-	-	-	-	915,705,369
Property, plant and equipment	1,045,376,735	3,102,444,105	871,743,874	-	-	13,931,758	-	5,033,496,472
Investment property	-	7,421,940	-	-	-	-	-	7,421,940
Right-of-use asset	19,262,028	27,760,561	1,634,255	6,845,348	-	-	-	55,502,192
Deferred tax assets	-	98,353,360	9,660,585	-	-	-	-	108,013,945
TOTAL NON CURRENT ASSETS	1,073,442,365	4,407,410,116	1,375,280,734	7,387,242	-	14,549,931	-	6,878,070,388
TOTAL ASSETS	1,076,979,145	5,326,587,311	1,446,278,421	35,237,317	-	19,389,390	-	7,904,471,584

	12-31-2019
ASSETS	UF	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	-	209,818,277	18,115,385	654,319	-	7,096,519	-	235,684,500
Other current financial assets	707,749	280,529	322,317	-	-	-	-	1,310,595
Other current non-financial assets	-	34,098,847	535,716	-	-	-	-	34,634,563
Trade and other current receivables	-	500,407,168	10,964,072	84,090	-	-	-	511,455,330
Current accounts receivable from related parties	-	3,419,722	40,603,423	22,859,682	833,336	-	465,970	68,182,133
Inventories	53,034	34,959,079	4,212,534	447,603	-	-	-	39,672,250
Current tax assets	-	117,532,553	9,740,736	-	-	-	-	127,273,289
TOTAL CURRENT ASSETS	760,783	900,516,175	84,494,183	24,045,694	833,336	7,096,519	465,970	1,018,212,660

NON-CURRENT ASSETS
Other non-current financial assets	-	7,220,618	2	-	-	-	-	7,220,620
Other non-current non-financial assets	56,950	37,993,234	-	-	-	-	-	38,050,184
Trade and other non-current receivables	-	146,276,706	167,297,679	-	-	-	-	313,574,385
Non-current accounts receivable from related parties	-	-	34,407,142	-	-	-	-	34,407,142
Investments accounted for using the equity method	-	7,928,588	-	-	-	-	-	7,928,588
Intangible assets other than goodwill	-	86,594,286	45,684,307	-	-	-	-	132,278,593
Goodwill	-	909,078,058	8,274,916	-	-	-	-	917,352,974
Property, plant and equipment	35,346,435	3,623,068,833	1,638,296,993	7,763,853	-	-	-	5,304,476,114
Investment property	-	6,795,155	-	-	-	-	-	6,795,155
Right-of-use asset	27,741,230	19,795,447	-	8,306,833	-	-	-	55,843,510
Deferred tax assets	-	6,530,201	15,318,038	-	-	-	-	21,848,239
TOTAL NON CURRENT ASSETS	63,144,615	4,851,281,126	1,909,279,077	16,070,686	-	-	-	6,839,775,504
TOTAL ASSETS	63,905,398	5,751,797,301	1,993,773,260	40,116,380	833,336	7,096,519	465,970	7,857,988,164

	12-31-2020
LIABILITIES	Unidad de Fomento	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	33,601,292	4	123,897,845	-	-	-	157,499,141
Current lease liability	3,129,937	65,504	2,841,336	970,934	-	-	7,007,711
Trade and other current payables	16,207,046	363,193,954	242,153,349	6,133,452		270,221	627,958,022
Current accounts payable to related parties	-	3,105,229	21,185,153	105,759,004	4,576	-	130,053,962
Other current provisions	-	3,194,786	-	-	-	240,018	3,434,804
Current tax liabilities	-	69,682,409	2,677,535	-	-	-	72,359,944
Other current non-financial liabilities	-	43,065,405	542,959	3,532,025	-	26,192	47,166,581
TOTAL CURRENT LIABILITIES	52,938,275	482,307,291	393,298,177	116,395,415	4,576	536,431	1,045,480,165

NON-CURRENT LIABILITIES
Other non-current financial liabilities	249,693,690	-	1,233,895,436	-	-	-	1,483,589,126
Non-current lease liability	28,337,700	56,084	9,461,026	7,002,997	-		44,857,807
Trade and other non-current payables	-	27,661	117,182,398	-	-	-	117,210,059
Non-current accounts receivable to related parties	-	-	1,164,044,462	-	-	-	1,164,044,462
Other long-term provisions	-	192,728,322	17,513,349	-	-	-	210,241,671
Deferred tax liabilities	-	69,239,139	98,818,423	-	-	-	168,057,562
Non-current provisions for employee benefits	-	74,814,799	723,466	-	-	-	75,538,265
Other non-current non-financial liabilities	-	1,177,968	-	-	-	-	1,177,968
TOTAL NON-CURRENT LIABILITIES	278,031,390	338,043,973	2,641,638,560	7,002,997	-	-	3,264,716,920
TOTAL LIABILITIES	330,969,665	820,351,264	3,034,936,737	123,398,412	4,576	536,431	4,310,197,085

	12-31-2019
LIABILITIES	Unidad de Fomento	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	32,860,004	5	175,954,552	-	-	-	208,814,561
Current lease liability	2,357,438	20,000	2,836,524	628,053	-	-	5,842,015
Trade and other current payables	5,215,585	523,504,426	66,209,531	4,333,666	-	-	599,263,208
Current accounts payable to related parties	-	38,133,907	11,910,024	109,765,956	-	-	159,809,887
Other current provisions	-	4,065,965	-	-	-	-	4,065,965
Current tax liabilities	-	17,940,784	55,049	-	-	-	17,995,833
Other current non-financial liabilities	254,084	38,929,298	2,933,274	3,391,727	-	-	45,508,383
TOTAL CURRENT LIABILITIES	40,687,111	622,594,385	259,898,954	118,119,402	-	-	1,041,299,852

NON-CURRENT LIABILITIES
Other non-current financial liabilities	274,035,059	-	1,418,569,186	-	-	-	1,692,604,245
Non-current lease liability	27,672,124	68,922	12,754,827	7,069,801	-	-	47,565,674
Trade and other non-current payables	-	27,661	56,222,424	-	-	-	56,250,085
Non-current accounts receivable to related parties	-	-	486,839,483	297,534,001	-	-	784,373,484
Other long-term provisions	-	155,315,044	16,545,238	-	-	-	171,860,282
Deferred tax liabilities	-	161,017,178	88,267,463	-	-	-	249,284,641
Non-current provisions for employee benefits	-	65,531,375	632,115	-	-	-	66,163,490
Other non-current non-financial liabilities	-	1,302,759	-	-	-	-	1,302,759
TOTAL NON-CURRENT LIABILITIES	301,707,183	383,262,939	2,079,830,736	304,603,802	-	-	3,069,404,660
TOTAL LIABILITIES	342,394,294	1,005,857,324	2,339,729,690	422,723,204	-	-	4,110,704,512